Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.4%
Communication Services - 2.1%
43,046	Comcast Corp.	1,940,514
Consumer Discretionary - 12.9%
18,479	Best Buy Co., Inc.	1,274,866
16,253	Hasbro, Inc.	1,929,069
6,465	Home Depot, Inc.	1,500,009
24,649	Kontoor Brands, Inc.	865,180
12,816	Lowe's Companies, Inc.	1,409,248
12,783	McDonald's Corp.	2,744,638
9,689	Tiffany & Co.	897,492
11,375	V.F. Corp.	1,012,261
		11,632,763
Consumer Staples - 7.4%
22,456	Altria Group, Inc.	918,450
43,979	Coca-Cola Co.	2,394,217
16,155	Philip Morris International, Inc.	1,226,649
34,928	Unilever NV ADR	2,096,728
		6,636,044
Energy - 5.5%
102,525	Kinder Morgan, Inc.	2,113,040
15,074	Occidental Petroleum Corp.	670,341
68,398	Suncor Energy, Inc.	2,160,009
		4,943,390
Financials - 14.9%
13,814	Ameriprise Financial, Inc.	2,032,040
85,747	Bank of America Corp.	2,501,240
20,299	Cincinnati Financial Corp.	2,368,284
9,971	Erie Indemnity Co.	1,851,116
24,420	JPMorgan Chase & Co.	2,873,990
36,532	Wells Fargo & Co.	1,842,674
		13,469,344
Health Care - 14.5%
12,554	AbbVie, Inc.	950,589
11,719	Gilead Sciences, Inc.	742,750
17,120	Johnson & Johnson	2,214,986
21,032	Medtronic PLC	2,284,496
42,506	Merck & Co., Inc.	3,578,155
28,136	Novartis AG ADR	2,445,018
4,188	UnitedHealth Group, Inc.	910,136
		13,126,130
Industrials - 4.1%
7,202	General Dynamics Corp.	1,316,021
17,611	United Technologies Corp.	2,404,254
		3,720,275
Information Technology - 22.2%
11,692	Accenture PLC	2,248,956
18,135	Apple, Inc.	4,061,696
18,446	Automatic Data Processing, Inc.	2,977,553
6,383	Broadcom, Inc.	1,762,155
71,902	Cisco Systems, Inc.	3,552,678
39,070	Microsoft Corp.	5,431,902
		20,034,940
Materials - 3.8%
17,272	Dow, Inc.	823,011
9,149	DuPont de Nemours, Inc.	652,415
9,935	Linde PLC	1,924,608
		3,400,034
Total Common Stocks (Cost $45,072,274)		78,903,434

Real Estate Investment Trusts - 7.6%
10,442	American Tower Corp.	2,309,039
31,376	W.P. Carey, Inc.	2,808,152
61,754	Weyerhaeuser Co.	1,710,586
Total Real Estate Investment Trusts (Cost $4,424,890)		6,827,777

Short-Term Investments - 5.6%
Money Market Funds - 5.6%
5,054,042	First American Government Obligations Fund - Class Z, 1.83%#	5,054,042
Total Short-Term Investments (Cost $5,054,042)		5,054,042
Total Investments - 100.6% (Cost $54,551,206)		90,785,253
Liabilities in Excess of Other Assets - (0.6)%		(508,205)
NET ASSETS - 100.0%		$90,277,048

ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.